Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0001811063
Registrant Name	Nuvation Bio Inc.
Registration File Number	333-285621
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES